Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Debt
Schedule of debt assumptions

Assumptions	12/31/2023	3/31/2024
Stock price	$0.76	$0.60
Volatility	141.90%	148.80%
Discount rate	13.62%	16.16%
Risk-free rate	4.65%	5.03%

Assumptions	4/19/2023	9/30/2023	12/31/2023
Stock price	$1.72	$0.56	$0.76
Volatility	75.20%	110.50%	141.90%
Discount rate	16.28%	14.84%	13.62%
Risk-free rate	4.27%	5.24%	4.65%

Schedule of annual principle and interest payments due

Year	Principal	Interest	Total
Remainder of 2024	$2,250,000	$198,305	$2,448,305
2025	650,585	13,889	664,474
Total	$2,900,585	$212,194	$3,112,779

Year	Principal	Interest	Total
2024	$2,250,000	$270,808	$2,520,808
2025	750,000	16,012	766,012
Total	$3,000,000	$286,820	$3,286,820